STOCKHOLDERS' EQUITY - Preferred Stock Shares (Details) - CIK 0001844840 Artisan Acquisition Corp	Dec. 31, 2021 $ / shares shares
Preferred shares, shares authorized	3,000,000
Preferred stock, par value, (per share) | $ / shares	$ 0.0001
Preferred shares, shares issued	0
Preferred shares, shares outstanding	0